ARTISAN PARTNERS FUNDS, INC.

ARTISAN GLOBAL OPPORTUNITIES FUND

ARTISAN MID CAP FUND

ARTISAN SMALL CAP FUND

(Investor Shares and Institutional Shares)

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED JANUARY 7, 2016 TO THE

SUMMARY PROSPECTUSES

CURRENT AS OF THE DATE HEREOF OF EACH FUND

Effective January 7, 2016, Jason L. White has been promoted from Associate Portfolio Manager to Portfolio Manager of the Funds. Craigh A. Cepukenas, James D. Hamel and Matthew H. Kamm continue to serve as Portfolio Managers of the Funds.

The last sentence of the legend on the cover of the Summary Prospectus of each Fund is deleted in its entirety and replaced with the following:

The Fund’s current prospectus dated February 1, 2015, as supplemented September 21, 2015, November 30, 2015 and January 7, 2016 and statement of additional information dated February 1, 2015, as supplemented November 30, 2015 and January 7, 2016, are incorporated by reference into this summary prospectus.

Please Retain This Supplement for Future Reference

ARTISAN PARTNERS FUNDS, INC.

ARTISAN GLOBAL OPPORTUNITIES FUND

ARTISAN MID CAP FUND

(Advisor Shares)

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED JANUARY 7, 2016 TO THE

SUMMARY PROSPECTUSES

CURRENT AS OF THE DATE HEREOF OF EACH FUND

Effective January 7, 2016, Jason L. White has been promoted from Associate Portfolio Manager to Portfolio Manager of the Funds. Craigh A. Cepukenas, James D. Hamel and Matthew H. Kamm continue to serve as Portfolio Managers of the Funds.

The last sentence of the legend on the cover of the Summary Prospectus of each Fund is deleted in its entirety and replaced with the following:

The Fund’s current prospectus dated February 17, 2015, as supplemented September 21, 2015, November 30, 2015 and January 7, 2016 and statement of additional information dated February 17, 2015, as revised June 2, 2015 and supplemented November 30, 2015 and January 7, 2016, are incorporated by reference into this summary prospectus.

Please Retain This Supplement for Future Reference